Fees Summary	Sep. 03, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 750,000,000
Previously Paid Amount	0
Total Fee Amount	110,700
Total Offset Amount	0
Net Fee	$ 110,700